UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23391

Capital Group Central Fund Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Becky L. Park

Capital Group Central Fund Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Group Central Cash Fund Semi-annual report for the six months ended April 30, 2023

Seeking to generate
income while
preserving capital
and maintaining
liquidity

Capital Group Central Cash Fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity. The fund is an institutional prime money market fund with a floating net asset value (NAV). This fund currently manages cash balances for (a) other funds, investment vehicles and accounts advised by the fund’s investment adviser and its affiliates and (b) the fund’s investment adviser and its affiliates.

Shares of the fund are restricted securities and cannot be transferred or resold without registration under the Securities Act of 1933, as amended (“1933 Act”), or an exemption from registration under the 1933 Act. This report does not constitute an offer to sell, or the solicitation of an offer to buy, any shares of the fund.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Figures shown in this report are past results for Class M shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Investment returns will vary.

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell your shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Here are the average annual total returns on a $1,000 investment for the period ended March 31, 2023 (the most recent calendar quarter-end):

	1 year	3 years	Lifetime (since 2/22/19)

Class M shares	2.79%	1.00%	1.30%

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Visit capitalgroup.com for more information.

The fund’s annualized seven-day yield for Class M shares as of May 31, 2023, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 5.11%. The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than does the fund’s return.

The value of fixed income securities may be affected by changing interest rates and changes in credit ratings of the securities. Refer to the fund’s registration statement and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for Capital Group Central Cash Fund for the periods ended April 30, 2023, are shown in the table below, as well as results of the fund’s primary benchmark and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/cmqxx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

12	Financial statements

14	Notes to financial statements

19	Financial highlights

Results at a glance

For periods ended April 30, 2023, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	Lifetime (since 2/22/19)

Capital Group Central Cash Fund (Class M shares)	2.23%	3.16%	1.11%	1.37%
3-month U.S. Treasury bill	2.40	3.66	1.30	1.47
Lipper Institutional Money Market Funds Average[1]	2.06	2.91	0.98	1.19

Past results are not predictive of results in future periods.

[1]	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Results for the Lipper averages do not reflect sales charges. Lipper categories are dynamic, and averages may have few funds, especially over the fund’s lifetime. For the number of funds included in the Lipper category for each fund’s lifetime, refer to the Quarterly Statistical Update at capitalgroup.com.

Capital Group Central Cash Fund	1

Investment portfolio April 30, 2023	unaudited

				Percent of net assets
Short-term securities:
Repurchase agreements				39.41%
Commercial paper				29.43
Federal agency bills & notes				28.92
U.S. Treasury bills				.24
Certificates of deposit				.06
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes				.90
Other assets less liabilities				1.04
				100.00%

Short-term securities 98.06%		Principal amount (000)		Value (000)
Repurchase agreements 39.41%
Overnight repurchase agreements*		USD	64,425,000	$64,425,000

	Weighted average yield at acquisition
Commercial paper 29.43%
ANZ New Zealand (International), Ltd. 5/25/2023[1]	4.806%		21,150	21,073
Atlantic Asset Securitization, LLC 5/1/2023[1]	4.810		100,000	99,960
Atlantic Asset Securitization, LLC 5/15/2023[1]	4.453		75,000	74,827
Atlantic Asset Securitization, LLC 6/13/2023[1]	5.100		55,200	54,840
Atlantic Asset Securitization, LLC 6/26/2023[1]	5.080		40,000	39,662
Australia & New Zealand Banking Group, Ltd. 5/22/2023[1]	4.727		50,000	49,838
Australia & New Zealand Banking Group, Ltd. 5/23/2023[1]	4.832		100,000	99,661
Australia & New Zealand Banking Group, Ltd. 7/24/2023[1]	4.948		150,000	148,173
Australia & New Zealand Banking Group, Ltd. 7/27/2023[1]	4.946		150,000	148,106
Australia & New Zealand Banking Group, Ltd. 8/3/2023[1]	4.973		150,000	147,951
Bank of Montreal 5/1/2023[1]	4.740		200,000	199,919
Bank of Montreal 5/3/2023[1]	4.830		47,000	46,968
Bank of Montreal 5/4/2023[1]	4.820		200,000	199,838
Bank of Montreal 5/10/2023[1]	4.850		50,000	49,919
Bank of Montreal 5/23/2023[1]	4.880		50,000	49,828
Bank of Montreal 5/24/2023[1]	4.970		125,000	124,553
Bank of Montreal 5/30/2023[1]	4.840		250,000	248,894
Bank of Montreal 6/5/2023[1]	4.744		200,000	198,946
Bank of Montreal 6/20/2023[1]	5.020		305,000	302,745
Bank of Montreal 7/11/2023[1]	5.040		50,000	49,484
BNG Bank NV 5/3/2023[1]	4.830		200,000	199,866
BNG Bank NV 5/4/2023[1]	4.830		100,000	99,919
BNG Bank NV 5/5/2023[1]	4.836		175,000	174,835
BNG Bank NV 5/15/2023[1]	4.584		400,000	399,076
BNG Bank NV 5/17/2023[1]	4.324		100,000	99,742
BNG Bank NV 5/18/2023[1]	4.746		20,000	19,946
BNG Bank NV 5/19/2023[1]	4.990		200,000	199,418
BNP Paribas, New York Branch 5/5/2023[1]	4.750		250,000	249,765
BNP Paribas, New York Branch 5/8/2023[1]	4.690		250,000	249,664
BNP Paribas, New York Branch 5/24/2023	4.760		100,000	99,646
BNP Paribas, New York Branch 6/12/2023[1]	4.790		200,000	198,760
BNP Paribas, New York Branch 6/13/2023[1]	4.960		100,000	99,366
BofA Securities, Inc. 5/1/2023[1]	4.950		100,000	99,961
BofA Securities, Inc. 6/5/2023[1]	5.000		250,000	248,675
BofA Securities, Inc. 6/26/2023[1]	5.040		66,200	65,650
BofA Securities, Inc. 7/5/2023[1]	5.150		75,000	74,279
British Columbia (Province of) 5/26/2023	4.890		3,275	3,263
British Columbia (Province of) 7/6/2023	4.920		40,000	39,620
Cabot Trail Funding, LLC 5/2/2023[1]	4.905		101,000	100,946
Cabot Trail Funding, LLC 5/3/2023[1]	4.806		71,000	70,952
Cabot Trail Funding, LLC 5/4/2023[1]	4.920		100,000	99,919

Capital Group Central Cash Fund	2

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper (continued)
Cabot Trail Funding, LLC 5/5/2023[1]	4.897%	USD	120,000	$119,887
Cabot Trail Funding, LLC 5/12/2023[1]	4.727		175,000	174,667
Cabot Trail Funding, LLC 5/15/2023[1]	4.920		50,000	49,884
Cabot Trail Funding, LLC 5/18/2023[1]	4.780		110,000	109,698
Cabot Trail Funding, LLC 5/23/2023[1]	4.918		70,000	69,757
Cabot Trail Funding, LLC 5/30/2023[1]	5.000		74,000	73,667
Cabot Trail Funding, LLC 6/1/2023[1]	4.900		10,000	9,952
Cabot Trail Funding, LLC 6/12/2023[1]	4.899		80,000	79,491
Cabot Trail Funding, LLC 6/13/2023[1]	5.000		60,000	59,609
Cabot Trail Funding, LLC 6/20/2023[1]	5.029		170,000	168,717
Cabot Trail Funding, LLC 6/21/2023[1]	5.050		100,000	99,231
CAFCO, LLC 5/9/2023[1]	4.850		50,000	49,926
CAFCO, LLC 6/15/2023[1]	4.910		50,000	49,663
CAFCO, LLC 6/20/2023[1]	4.937		180,000	178,655
CAFCO, LLC 8/18/2023[1]	5.200		25,000	24,591
Caisse d’Amortissement de la Dette Sociale 5/9/2023	4.698		250,000	249,628
Caisse d’Amortissement de la Dette Sociale 5/24/2023	4.920		75,000	74,732
Caisse d’Amortissement de la Dette Sociale 5/30/2023	4.821		200,000	199,113
Caisse d’Amortissement de la Dette Sociale 6/6/2023	4.772		100,000	99,458
Caisse d’Amortissement de la Dette Sociale 6/13/2023	4.858		274,400	272,641
Caisse d’Amortissement de la Dette Sociale 6/14/2023	4.885		200,000	198,690
Caisse d’Amortissement de la Dette Sociale 6/15/2023	4.866		171,650	170,501
Caisse d’Amortissement de la Dette Sociale 7/17/2023	4.860		130,000	128,522
Caisse des Dépôts et Consignations 5/22/2023	4.720		150,000	149,508
Caisse des Dépôts et Consignations 5/31/2023	4.747		100,000	99,546
Caisse des Dépôts et Consignations 6/2/2023	4.753		150,000	149,277
Caisse des Dépôts et Consignations 6/9/2023	4.761		250,000	248,551
Caisse des Dépôts et Consignations 6/26/2023	4.856		150,000	148,770
Canadian Imperial Bank of Commerce 5/2/2023[1]	4.830		32,850	32,832
Canadian Imperial Bank of Commerce 6/23/2023[1]	5.000		100,000	99,244
Canadian Imperial Bank of Commerce 6/30/2023[1]	4.970		100,000	99,145
Canadian Imperial Bank of Commerce 7/5/2023[1]	4.970		150,000	148,605
Canadian Imperial Holdings, Inc. 6/28/2023[1]	4.980		50,000	49,587
Chariot Funding, LLC 5/4/2023[1]	4.880		25,000	24,980
Chariot Funding, LLC 5/12/2023[1]	4.880		25,000	24,953
Chariot Funding, LLC 5/26/2023[1]	4.980		50,000	49,806
Chariot Funding, LLC 6/26/2023[1]	5.090		50,000	49,580
CHARTA, LLC 5/5/2023[1]	4.850		50,000	49,953
CHARTA, LLC 5/15/2023[1]	4.800		30,000	29,931
CHARTA, LLC 5/22/2023[1]	4.790		50,000	49,835
CHARTA, LLC 6/14/2023[1]	4.920		48,000	47,683
CHARTA, LLC 6/15/2023[1]	4.910		25,000	24,831
CHARTA, LLC 8/17/2023[1]	5.200		75,000	73,767
Coca-Cola Co. 7/20/2023[1]	4.920		102,100	100,947
Coöperatieve Rabobank U.A. 5/5/2023	4.600		250,000	249,765
Coöperatieve Rabobank U.A. 5/10/2023	4.839		450,000	449,271
Coöperatieve Rabobank U.A. 5/11/2023	4.830		100,000	99,825
Coöperatieve Rabobank U.A. 5/15/2023	4.870		150,000	149,655
CRC Funding, LLC 5/3/2023[1]	4.860		50,000	49,967
CRC Funding, LLC 5/8/2023[1]	4.850		100,000	99,865
CRC Funding, LLC 5/22/2023[1]	4.790		50,000	49,835
CRC Funding, LLC 6/6/2023[1]	4.800		50,000	49,728
CRC Funding, LLC 6/13/2023[1]	4.940		100,000	99,354
CRC Funding, LLC 8/16/2023[1]	5.200		75,000	73,797
Crédit Agricole Corporate and Investment Bank, New York Branch 5/1/2023	4.779		350,000	349,861
Crédit Agricole Corporate and Investment Bank, New York Branch 5/4/2023	4.700		100,000	99,920
Crédit Agricole Corporate and Investment Bank, New York Branch 5/5/2023	4.700		50,000	49,953
Crédit Agricole Corporate and Investment Bank, New York Branch 5/19/2023	4.960		79,664	79,435
Crédit Agricole Corporate and Investment Bank, New York Branch 6/9/2023	5.030		100,000	99,414
DBS Bank, Ltd. 5/5/2023[1]	4.722		38,000	37,964
DBS Bank, Ltd. 5/9/2023[1]	4.694		435,800	435,150

Capital Group Central Cash Fund	3

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper (continued)
DBS Bank, Ltd. 5/10/2023[1]	4.720%	USD	250,000	$249,593
DBS Bank, Ltd. 5/12/2023[1]	4.676		250,000	249,524
DBS Bank, Ltd. 5/15/2023[1]	4.740		100,000	99,769
DBS Bank, Ltd. 5/19/2023[1]	4.589		100,000	99,714
DBS Bank, Ltd. 5/23/2023[1]	4.800		22,929	22,851
DBS Bank, Ltd. 5/24/2023[1]	4.500		100,000	99,645
Denmark (Kingdom of) 5/24/2023	4.830		150,000	149,472
Denmark (Kingdom of) 5/26/2023	4.850		150,000	149,431
DNB Bank ASA 5/5/2023[1]	4.840		54,400	54,349
DNB Bank ASA 5/11/2023[1]	4.820		58,000	57,900
DNB Bank ASA 5/15/2023[1]	4.825		150,000	149,660
DNB Bank ASA 5/23/2023[1]	4.776		400,000	398,652
DNB Bank ASA 6/7/2023[1]	4.850		300,000	298,365
DNB Bank ASA 6/8/2023[1]	4.785		100,000	99,441
DNB Bank ASA 6/12/2023[1]	4.900		250,000	248,465
DNB Bank ASA 7/24/2023[1]	5.050		100,000	98,795
Equinor ASA 5/2/2023[1]	4.800		122,700	122,634
EssilorLuxottica 5/30/2023[1]	4.850		100,000	99,566
EssilorLuxottica 6/5/2023[1]	4.890		100,000	99,484
EssilorLuxottica 6/7/2023[1]	4.886		133,600	132,874
EssilorLuxottica 6/8/2023[1]	4.900		50,000	49,722
EssilorLuxottica 6/12/2023[1]	4.900		100,000	99,388
EssilorLuxottica 6/13/2023[1]	4.900		50,000	49,687
EssilorLuxottica 6/14/2023[1]	4.900		50,000	49,680
EssilorLuxottica 6/15/2023[1]	4.900		50,000	49,673
EssilorLuxottica 6/20/2023[1]	4.920		85,000	84,385
EssilorLuxottica 6/21/2023[1]	4.661		100,000	99,262
Estée Lauder Companies, Inc. 5/18/2023[1]	4.880		187,500	186,988
Estée Lauder Companies, Inc. 5/23/2023[1]	4.890		100,000	99,657
Estée Lauder Companies, Inc. 5/26/2023[1]	4.780		138,900	138,366
Estée Lauder Companies, Inc. 6/5/2023[1]	4.880		40,000	39,790
Estée Lauder Companies, Inc. 6/6/2023[1]	4.880		100,000	99,461
Estée Lauder Companies, Inc. 6/12/2023[1]	4.876		137,600	136,743
Estée Lauder Companies, Inc. 6/21/2023[1]	4.900		50,000	49,625
Estée Lauder Companies, Inc. 6/22/2023[1]	4.930		57,600	57,160
Estée Lauder Companies, Inc. 6/26/2023[1]	4.950		36,300	36,002
Estée Lauder Companies, Inc. 7/10/2023[1]	4.930		115,000	113,827
Estée Lauder Companies, Inc. 7/11/2023[1]	4.950		82,150	81,300
European Investment Bank 5/16/2023	4.607		590,000	588,691
European Investment Bank 8/23/2023	4.868		200,000	196,836
Export Development Canada 5/4/2023	4.700		147,000	146,882
Export Development Canada 5/8/2023	4.800		96,000	95,871
Export Development Canada 5/9/2023	4.800		50,000	49,926
Export Development Canada 5/15/2023	4.700		50,000	49,886
Export Development Canada 5/17/2023	4.750		50,000	49,872
Export Development Canada 7/19/2023	5.030		50,000	49,432
Fairway Finance Company, LLC 7/5/2023[1]	5.000		50,000	49,515
FMS Wertmanagement 6/1/2023[1]	4.757		200,000	199,076
FMS Wertmanagement 6/2/2023[1]	4.834		50,000	49,762
FMS Wertmanagement 6/6/2023[1]	4.798		200,000	198,931
FMS Wertmanagement 7/11/2023[1]	4.871		200,000	197,944
FMS Wertmanagement 7/14/2023[1]	4.926		75,000	74,198
Gotham Funding Corp. 5/8/2023[1]	4.740		50,000	49,933
Gotham Funding Corp. 5/10/2023[1]	4.870		50,000	49,919
Gotham Funding Corp. 5/15/2023[1]	4.800		50,000	49,884
Gotham Funding Corp. 5/17/2023[1]	4.800		50,000	49,870
Gotham Funding Corp. 6/2/2023[1]	4.870		70,000	69,659
Gotham Funding Corp. 6/5/2023[1]	4.900		100,000	99,469
Gotham Funding Corp. 6/7/2023[1]	4.900		75,000	74,580
Gotham Funding Corp. 6/9/2023[1]	4.967		125,000	124,264
Gotham Funding Corp. 6/12/2023[1]	5.010		75,000	74,526
Gotham Funding Corp. 6/15/2023[1]	5.050		10,000	9,932
Henkel of America, Inc. 5/2/2023[1]	4.670		50,000	49,973
Henkel of America, Inc. 5/9/2023[1]	4.690		50,000	49,926
Henkel of America, Inc. 5/15/2023[1]	4.770		46,000	45,894
Henkel of America, Inc. 7/21/2023[1]	5.000		42,500	42,007

Capital Group Central Cash Fund	4

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper (continued)
Henkel of America, Inc. 7/26/2023[1]	5.150%	USD	50,000	$49,385
Henkel of America, Inc. 10/16/2023[1]	5.000		100,000	97,573
Honeywell International, Inc. 5/1/2023[1]	4.217		50,000	49,980
Honeywell International, Inc. 5/5/2023[1]	4.730		41,210	41,171
Honeywell International, Inc. 5/15/2023[1]	4.486		55,000	54,874
Honeywell International, Inc. 5/24/2023[1]	4.780		36,000	35,873
Honeywell International, Inc. 7/17/2023[1]	4.914		84,500	83,592
Hydro-Québec 5/1/2023[1]	4.760		25,000	24,990
Hydro-Québec 5/2/2023[1]	4.758		260,200	260,062
Hydro-Québec 5/4/2023[1]	4.800		100,000	99,920
Hydro-Québec 5/5/2023[1]	4.800		150,000	149,861
Hydro-Québec 5/8/2023[1]	4.810		100,000	99,867
Hydro-Québec 5/9/2023[1]	4.810		89,000	88,870
Hydro-Québec 5/19/2023[1]	4.780		100,000	99,717
Hydro-Québec 5/23/2023[1]	4.800		92,000	91,689
Hydro-Québec 5/24/2023[1]	4.840		100,000	99,648
Hydro-Québec 5/25/2023[1]	4.850		200,000	199,269
ING (U.S.) Funding, LLC 5/23/2023[1]	4.726		100,000	99,658
ING (U.S.) Funding, LLC 5/24/2023	4.727		250,000	249,111
ING (U.S.) Funding, LLC 6/2/2023[1]	4.845		250,000	248,800
ING (U.S.) Funding, LLC 6/6/2023[1]	4.790		300,000	298,394
International Bank for Reconstruction and Development 6/26/2023	4.753		500,000	496,298
Johnson & Johnson 5/1/2023[1]	4.810		100,000	99,960
Johnson & Johnson 5/3/2023[1]	4.800		150,000	149,900
Johnson & Johnson 5/8/2023[1]	4.860		50,000	49,933
Johnson & Johnson 5/12/2023[1]	4.720		137,000	136,743
Johnson & Johnson 5/23/2023[1]	4.810		100,000	99,663
Johnson & Johnson 5/24/2023[1]	4.780		100,000	99,650
Johnson & Johnson 6/12/2023[1]	4.765		400,000	397,558
Johnson & Johnson 7/3/2023[1]	4.930		50,000	49,552
Johnson & Johnson 7/10/2023[1]	4.950		33,750	33,417
Johnson & Johnson 7/11/2023[1]	4.950		50,500	49,995
Johnson & Johnson 7/12/2023[1]	4.960		92,500	91,563
KfW 5/2/2023[1]	4.650		62,500	62,467
KfW 7/11/2023[1]	4.890		300,000	296,904
KfW 7/17/2023[1]	4.905		239,000	236,333
KfW 7/25/2023[1]	4.965		350,000	345,702
KfW 7/27/2023[1]	4.960		100,000	98,744
Komatsu Finance America, Inc. 5/1/2023[1]	4.780		35,000	34,986
Komatsu Finance America, Inc. 5/3/2023[1]	4.780		155,000	154,896
Komatsu Finance America, Inc. 5/8/2023[1]	4.900		113,000	112,848
Komatsu Finance America, Inc. 6/12/2023[1]	4.966		40,500	40,251
Komatsu Finance America, Inc. 6/26/2023[1]	5.030		72,000	71,418
Komatsu Finance America, Inc. 7/17/2023[1]	5.020		90,000	89,008
Komatsu Finance America, Inc. 7/19/2023[1]	5.000		90,000	88,982
Komatsu Finance America, Inc. 7/26/2023[1]	5.050		72,000	71,115
Liberty Street Funding, LLC 5/1/2023[1]	4.720		93,000	92,963
Liberty Street Funding, LLC 5/2/2023[1]	4.730		100,000	99,946
Liberty Street Funding, LLC 5/8/2023[1]	4.821		70,000	69,906
Liberty Street Funding, LLC 5/9/2023[1]	4.750		20,000	19,970
Liberty Street Funding, LLC 5/17/2023[1]	4.750		25,000	24,935
Liberty Street Funding, LLC 5/22/2023[1]	4.830		50,000	49,835
Liberty Street Funding, LLC 5/30/2023[1]	5.050		100,000	99,555
Liberty Street Funding, LLC 6/30/2023[1]	5.160		150,000	148,646
Liberty Street Funding, LLC 7/5/2023[1]	5.160		99,600	98,628
Liberty Street Funding, LLC 7/6/2023[1]	5.150		44,000	43,564
Liberty Street Funding, LLC 7/12/2023[1]	5.167		70,000	69,245
Linde, Inc. 5/8/2023	4.700		41,500	41,445
Linde, Inc. 5/9/2023	4.830		150,000	149,779
Linde, Inc. 5/10/2023	4.767		86,500	86,361
Linde, Inc. 5/11/2023	4.723		50,000	49,913
Linde, Inc. 5/12/2023	4.830		100,000	99,812
Linde, Inc. 5/15/2023	4.830		150,000	149,657
Linde, Inc. 5/25/2023	4.850		50,000	49,818
Linde, Inc. 5/30/2023	4.633		84,000	83,638
LMA-Americas, LLC 5/11/2023[1]	4.900		25,000	24,956

Capital Group Central Cash Fund	5

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper (continued)
LMA-Americas, LLC 5/12/2023[1]	4.790%	USD	18,900	$18,864
LMA-Americas, LLC 6/2/2023[1]	4.880		51,000	50,748
LMA-Americas, LLC 6/6/2023[1]	4.910		50,000	49,724
LMA-Americas, LLC 6/7/2023[1]	4.860		49,000	48,722
LMA-Americas, LLC 7/10/2023[1]	5.160		49,600	49,076
L’Oréal USA, Inc. 5/15/2023[1]	4.750		140,560	140,235
L’Oréal USA, Inc. 5/16/2023[1]	4.800		42,000	41,898
L’Oréal USA, Inc. 5/30/2023[1]	4.890		69,300	68,999
L’Oréal USA, Inc. 6/7/2023[1]	4.960		33,550	33,367
L’Oréal USA, Inc. 6/13/2023[1]	4.910		28,130	27,954
L’Oréal USA, Inc. 7/11/2023[1]	4.939		175,000	173,207
L’Oréal USA, Inc. 10/13/2023[1]	5.042		135,000	131,803
LVMH Moët Hennessy Louis Vuitton, Inc. 5/19/2023[1]	4.950		50,000	49,856
LVMH Moët Hennessy Louis Vuitton, Inc. 6/21/2023[1]	4.850		15,500	15,385
LVMH Moët Hennessy Louis Vuitton, Inc. 6/21/2023[1]	4.933		87,425	86,779
LVMH Moët Hennessy Louis Vuitton, Inc. 6/26/2023[1]	4.930		100,000	99,191
LVMH Moët Hennessy Louis Vuitton, Inc. 7/5/2023[1]	5.010		50,000	49,534
LVMH Moët Hennessy Louis Vuitton, Inc. 7/6/2023[1]	4.950		49,000	48,536
LVMH Moët Hennessy Louis Vuitton, Inc. 7/11/2023[1]	4.967		105,000	103,934
LVMH Moët Hennessy Louis Vuitton, Inc. 7/12/2023[1]	5.050		50,000	49,485
LVMH Moët Hennessy Louis Vuitton, Inc. 7/13/2023[1]	5.040		133,000	131,613
LVMH Moët Hennessy Louis Vuitton, Inc. 7/27/2023[1]	5.000		100,000	98,764
LVMH Moët Hennessy Louis Vuitton, Inc. 7/28/2023[1]	4.980		73,600	72,680
LVMH Moët Hennessy Louis Vuitton, Inc. 8/11/2023[1]	5.018		20,000	19,710
LVMH Moët Hennessy Louis Vuitton, Inc. 8/17/2023[1]	5.100		60,000	59,077
LVMH Moët Hennessy Louis Vuitton, Inc. 9/5/2023[1]	5.070		50,000	49,092
Manhattan Asset Funding Company, LLC 5/1/2023[1]	4.680		50,000	49,980
Manhattan Asset Funding Company, LLC 5/2/2023[1]	4.690		50,000	49,973
Manhattan Asset Funding Company, LLC 5/3/2023[1]	4.760		100,000	99,933
Manhattan Asset Funding Company, LLC 5/4/2023[1]	4.900		16,700	16,687
Manhattan Asset Funding Company, LLC 5/8/2023[1]	4.778		80,000	79,892
Manhattan Asset Funding Company, LLC 5/9/2023[1]	4.700		75,000	74,889
Manhattan Asset Funding Company, LLC 5/11/2023[1]	4.900		55,000	54,903
Manhattan Asset Funding Company, LLC 5/15/2023[1]	4.730		25,000	24,942
Manhattan Asset Funding Company, LLC 5/23/2023[1]	4.770		75,000	74,742
Manhattan Asset Funding Company, LLC 5/24/2023[1]	4.867		49,000	48,824
Manhattan Asset Funding Company, LLC 6/2/2023[1]	4.970		25,000	24,878
Manhattan Asset Funding Company, LLC 6/20/2023[1]	5.000		50,000	49,626
Mizuho Bank, Ltd. 5/1/2023[1]	4.685		200,000	199,920
Mizuho Bank, Ltd. 5/2/2023[1]	4.685		200,000	199,893
Mizuho Bank, Ltd. 5/3/2023[1]	4.715		50,000	49,967
Mizuho Bank, Ltd. 5/8/2023[1]	4.725		34,600	34,553
Mizuho Bank, Ltd. 5/9/2023[1]	4.745		100,000	99,851
Mizuho Bank, Ltd. 5/15/2023[1]	4.735		75,000	74,826
Mizuho Bank, Ltd. 5/17/2023[1]	4.765		100,000	99,741
Mizuho Bank, Ltd. 5/22/2023[1]	4.789		200,000	199,340
Mizuho Bank, Ltd. 5/23/2023[1]	4.815		50,000	49,828
Mizuho Bank, Ltd. 5/24/2023[1]	4.815		50,000	49,821
Mizuho Bank, Ltd. 6/6/2023[1]	4.895		100,000	99,456
Mizuho Bank, Ltd. 7/26/2023[1]	5.165		100,000	98,716
Nederlandse Waterschapsbank NV 6/8/2023[1]	4.766		250,000	248,572
Nederlandse Waterschapsbank NV 6/15/2023[1]	4.778		250,000	248,324
Nederlandse Waterschapsbank NV 7/10/2023[1]	4.860		200,000	197,954
Nederlandse Waterschapsbank NV 7/18/2023[1]	5.000		300,000	296,595
Nederlandse Waterschapsbank NV 7/25/2023[1]	4.956		200,000	197,534
Nestlé Finance International, Ltd. 5/15/2023[1]	4.810		64,200	64,055
Nestlé Finance International, Ltd. 5/23/2023[1]	4.851		263,600	262,721
Nestlé Finance International, Ltd. 5/25/2023[1]	4.810		60,000	59,784
Nestlé Finance International, Ltd. 7/20/2023[1]	4.833		100,000	98,875
Nestlé Finance International, Ltd. 7/21/2023[1]	4.817		200,000	197,723
Nestlé Finance International, Ltd. 7/26/2023[1]	4.946		200,000	197,585
Nestlé Finance International, Ltd. 7/28/2023[1]	4.947		100,000	98,765
Nestlé Finance International, Ltd. 8/31/2023[1]	4.900		153,000	150,402
Novartis Finance Corp. 5/1/2023[1]	4.800		41,000	40,984
Novartis Finance Corp. 5/2/2023[1]	4.840		32,000	31,983
Novartis Finance Corp. 5/8/2023[1]	4.830		50,000	49,933

Capital Group Central Cash Fund	6

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper (continued)
Novartis Finance Corp. 5/12/2023[1]	4.870%	USD	92,500	$92,325
Novartis Finance Corp. 5/15/2023[1]	4.810		25,000	24,943
Novartis Finance Corp. 5/16/2023[1]	4.870		50,000	49,878
Novartis Finance Corp. 5/22/2023[1]	4.890		50,000	49,838
Novartis Finance Corp. 5/23/2023[1]	4.890		50,000	49,831
Novartis Finance Corp. 5/30/2023[1]	4.850		90,000	89,609
NRW.Bank 5/8/2023[1]	4.690		300,000	299,595
NRW.Bank 5/9/2023[1]	4.690		350,000	349,480
NRW.Bank 5/10/2023[1]	4.665		300,000	299,514
NRW.Bank 5/11/2023[1]	4.880		250,000	249,561
NRW.Bank 5/30/2023[1]	4.845		25,000	24,891
NRW.Bank 7/24/2023[1]	4.794		75,000	74,087
NRW.Bank 7/25/2023[1]	5.010		75,000	74,076
Oesterreich Kontrollbank 5/3/2023	4.690		122,000	121,918
Oesterreich Kontrollbank 5/4/2023	4.620		193,000	192,844
Oesterreich Kontrollbank 5/9/2023	4.670		225,000	224,666
Oesterreich Kontrollbank 5/16/2023	4.719		185,800	185,346
Oesterreich Kontrollbank 5/19/2023	4.786		150,000	149,571
Oesterreich Kontrollbank 5/30/2023	4.829		250,000	248,902
Oesterreich Kontrollbank 6/20/2023	4.930		121,500	120,616
Oesterreich Kontrollbank 6/28/2023	4.919		100,000	99,161
Old Line Funding, LLC 5/16/2023[1]	4.502		85,000	84,791
Old Line Funding, LLC 5/30/2023[1]	4.902		25,000	24,889
Old Line Funding, LLC 6/5/2023[1]	4.900		50,000	49,733
Old Line Funding, LLC 7/10/2023[1]	4.881		100,000	98,950
Old Line Funding, LLC 7/11/2023[1]	4.989		50,000	49,468
Old Line Funding, LLC 7/17/2023[1]	5.100		80,000	79,078
OMERS Finance Trust 5/3/2023	4.701		200,000	199,865
OMERS Finance Trust 5/4/2023	4.840		181,500	181,353
OMERS Finance Trust 5/5/2023	4.840		190,000	189,821
OMERS Finance Trust 5/11/2023	4.860		50,000	49,911
OMERS Finance Trust 5/12/2023	4.890		184,000	183,648
Paccar Financial Corp. 5/1/2023	4.820		32,000	31,987
Paccar Financial Corp. 5/3/2023	4.760		11,700	11,692
Paccar Financial Corp. 5/5/2023	4.800		29,000	28,973
Paccar Financial Corp. 5/10/2023	4.810		49,000	48,920
Paccar Financial Corp. 5/15/2023	4.800		35,000	34,919
Paccar Financial Corp. 5/16/2023	4.800		31,000	30,924
PepsiCo, Inc. 5/15/2023[1]	4.830		25,000	24,944
PepsiCo, Inc. 6/12/2023[1]	4.830		43,855	43,589
Procter & Gamble Co. 5/16/2023[1]	4.720		100,000	99,758
Procter & Gamble Co. 5/17/2023[1]	4.750		20,975	20,921
Procter & Gamble Co. 5/19/2023[1]	4.750		90,000	89,745
Procter & Gamble Co. 5/30/2023[1]	4.800		100,000	99,567
Procter & Gamble Co. 5/31/2023[1]	4.800		205,000	204,084
Procter & Gamble Co. 6/5/2023[1]	4.830		250,000	248,711
Prudential Funding, LLC 5/3/2023	4.820		50,000	49,966
Québec (Province of) 5/1/2023[1]	4.800		144,000	143,943
Québec (Province of) 5/3/2023[1]	4.800		300,000	299,800
Québec (Province of) 5/10/2023[1]	4.830		300,000	299,517
Roche Holdings, Inc. 5/22/2023[1]	4.800		40,000	39,871
Roche Holdings, Inc. 5/26/2023[1]	4.780		27,200	27,097
Sanofi 7/6/2023[1]	4.867		450,000	445,761
Sanofi 7/12/2023[1]	4.876		125,000	123,720
Sanofi 7/18/2023[1]	4.916		190,000	187,899
Sanofi 10/12/2023[1]	5.072		45,000	43,930
Sanofi 10/13/2023[1]	5.023		100,000	97,606
Siemens Capital Co., LLC 5/2/2023[1]	4.629		250,000	249,867
Siemens Capital Co., LLC 5/4/2023[1]	4.800		250,000	249,800
Siemens Capital Co., LLC 5/22/2023[1]	4.770		100,000	99,676
Siemens Capital Co., LLC 5/24/2023[1]	4.780		50,000	49,824
Siemens Capital Co., LLC 6/2/2023[1]	4.890		177,150	176,307
Siemens Capital Co., LLC 6/5/2023[1]	4.850		97,000	96,499
Siemens Capital Co., LLC 7/10/2023[1]	4.885		290,000	287,112
Siemens Capital Co., LLC 7/11/2023[1]	4.896		50,000	49,495
Stadshypotek AB 10/10/2023[1]	5.220		150,000	146,412

Capital Group Central Cash Fund	7

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper (continued)
Starbird Funding Corp. 5/1/2023[1]	4.800%	USD	250,000	$249,900
Starbird Funding Corp. 5/5/2023[1]	4.720		50,000	49,953
Starbird Funding Corp. 5/10/2023[1]	4.710		25,000	24,959
Starbird Funding Corp. 6/14/2023[1]	4.830		50,000	49,670
Starbird Funding Corp. 7/5/2023[1]	5.000		100,000	99,031
Sumitomo Mitsui Banking Corp. 7/11/2023[1]	5.040		200,000	197,954
Sumitomo Mitsui Trust Bank, Ltd. 5/1/2023[1]	4.700		150,000	149,940
Sumitomo Mitsui Trust Bank, Ltd. 5/18/2023[1]	4.730		100,000	99,730
Sumitomo Mitsui Trust Bank, Ltd. 5/23/2023[1]	4.790		50,000	49,831
Sumitomo Mitsui Trust Bank, Ltd. 5/25/2023[1]	4.770		20,000	19,927
Sumitomo Mitsui Trust Bank, Ltd. 6/2/2023[1]	4.800		16,600	16,520
Sumitomo Mitsui Trust Bank, Ltd. 6/5/2023[1]	4.954		110,000	109,425
Sumitomo Mitsui Trust Bank, Ltd. 6/12/2023[1]	4.980		200,000	198,751
Sumitomo Mitsui Trust Bank, Ltd. 6/20/2023[1]	5.065		300,000	297,768
Svenska Handelsbanken AB 5/8/2023[1]	4.875		148,400	148,200
Swedish Export Credit Corp. 5/2/2023	4.624		55,500	55,470
Swedish Export Credit Corp. 5/17/2023	4.592		125,000	124,680
Swedish Export Credit Corp. 6/1/2023	4.832		200,000	199,078
Swedish Export Credit Corp. 7/20/2023	4.896		100,000	98,860
Thunder Bay Funding, LLC 5/8/2023[1]	4.700		30,000	29,960
Thunder Bay Funding, LLC 5/15/2023[1]	4.557		50,000	49,885
Thunder Bay Funding, LLC 5/25/2023[1]	4.743		40,000	39,851
Thunder Bay Funding, LLC 6/20/2023[1]	5.050		19,000	18,858
Thunder Bay Funding, LLC 7/13/2023[1]	5.100		50,000	49,458
Toronto-Dominion Bank 6/20/2023[1]	5.000		30,000	29,783
TotalEnergies Capital Canada, Ltd. 5/1/2023[1]	4.870		85,000	84,965
TotalEnergies Capital Canada, Ltd. 5/3/2023[1]	4.840		316,000	315,786
TotalEnergies Capital Canada, Ltd. 5/4/2023[1]	4.870		58,250	58,203
TotalEnergies Capital Canada, Ltd. 5/5/2023[1]	4.840		375,200	374,844
TotalEnergies Capital Canada, Ltd. 5/8/2023[1]	4.850		24,150	24,117
TotalEnergies Capital Canada, Ltd. 5/9/2023[1]	4.850		550,000	549,174
TotalEnergies Capital Canada, Ltd. 5/16/2023[1]	4.870		54,000	53,866
TotalEnergies Capital Canada, Ltd. 5/18/2023[1]	4.880		326,300	325,394
TotalEnergies Capital Canada, Ltd. 5/23/2023[1]	4.950		34,400	34,280
Toyota Credit Canada, Inc. 6/21/2023	4.950		35,000	34,731
Toyota Industries Commercial Finance, Inc. 5/4/2023[1]	4.593		100,000	99,919
Toyota Industries Commercial Finance, Inc. 5/23/2023[1]	4.880		50,000	49,827
Toyota Industries Commercial Finance, Inc. 7/3/2023[1]	4.980		21,550	21,351
Toyota Industries Commercial Finance, Inc. 7/31/2023[1]	4.889		50,000	49,362
Toyota Motor Credit Corp. 6/21/2023	4.940		100,000	99,246
United Overseas Bank, Ltd. 5/2/2023[1]	4.664		150,000	149,919
United Overseas Bank, Ltd. 6/5/2023[1]	4.749		200,000	198,951
United Overseas Bank, Ltd. 6/7/2023[1]	4.708		200,000	198,894
United Overseas Bank, Ltd. 6/8/2023[1]	4.708		300,000	298,300
United Overseas Bank, Ltd. 6/9/2023[1]	4.710		200,000	198,838
United Overseas Bank, Ltd. 7/6/2023[1]	5.160		50,000	49,511
Victory Receivables Corp. 5/1/2023[1]	4.810		50,000	49,980
Victory Receivables Corp. 5/3/2023[1]	4.730		25,000	24,983
Victory Receivables Corp. 5/8/2023[1]	4.740		50,000	49,933
Victory Receivables Corp. 5/9/2023[1]	4.697		88,600	88,469
Victory Receivables Corp. 5/10/2023[1]	4.750		50,000	49,919
Victory Receivables Corp. 5/12/2023[1]	4.760		50,000	49,905
Victory Receivables Corp. 6/2/2023[1]	4.850		55,000	54,730
Victory Receivables Corp. 7/17/2023[1]	5.200		50,000	49,426
Wal-Mart Stores, Inc. 5/1/2023[1]	4.830		300,000	299,880
				48,107,886

Federal agency bills & notes 28.92%
Discount bills & notes 26.07%
Federal Farm Credit Banks 5/31/2023	4.800		9,300	9,265
Federal Farm Credit Banks 6/8/2023	4.720		60,000	59,705
Federal Farm Credit Banks 8/30/2023	4.790		79,600	78,300
Federal Home Loan Bank 5/1/2023	4.609		1,000,000	999,622
Federal Home Loan Bank 5/2/2023	4.690		400,000	399,950

Capital Group Central Cash Fund	8

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Federal agency bills & notes (continued)
Discount bills & notes (continued)
Federal Home Loan Bank 5/3/2023	4.699%	USD	1,077,600	$1,077,328
Federal Home Loan Bank 5/4/2023	4.700		600,000	599,773
Federal Home Loan Bank 5/5/2023	4.674		510,000	509,742
Federal Home Loan Bank 5/8/2023	4.646		1,091,366	1,090,402
Federal Home Loan Bank 5/9/2023	4.710		246,600	246,351
Federal Home Loan Bank 5/10/2023	4.656		865,000	864,016
Federal Home Loan Bank 5/11/2023	4.659		180,000	179,772
Federal Home Loan Bank 5/12/2023	4.668		725,000	723,992
Federal Home Loan Bank 5/15/2023	4.595		200,000	199,645
Federal Home Loan Bank 5/16/2023	4.675		602,594	601,449
Federal Home Loan Bank 5/17/2023	4.689		823,000	821,333
Federal Home Loan Bank 5/18/2023	4.716		400,000	399,139
Federal Home Loan Bank 5/19/2023	4.716		1,213,300	1,210,529
Federal Home Loan Bank 5/25/2023	4.817		700,000	697,866
Federal Home Loan Bank 5/26/2023	4.735		450,500	449,069
Federal Home Loan Bank 5/31/2023	4.756		1,105,000	1,100,783
Federal Home Loan Bank 6/1/2023	4.818		200,000	199,211
Federal Home Loan Bank 6/2/2023	4.749		943,000	939,162
Federal Home Loan Bank 6/5/2023	4.698		1,300,000	1,294,166
Federal Home Loan Bank 6/6/2023	4.675		434,000	431,997
Federal Home Loan Bank 6/7/2023	4.766		497,500	495,140
Federal Home Loan Bank 6/8/2023	4.541		550,000	547,298
Federal Home Loan Bank 6/12/2023	4.900		100,000	99,457
Federal Home Loan Bank 6/16/2023	4.750		690,100	685,966
Federal Home Loan Bank 6/21/2023	4.851		200,000	198,662
Federal Home Loan Bank 6/23/2023	4.757		403,520	400,691
Federal Home Loan Bank 6/27/2023	4.692		894,000	887,263
Federal Home Loan Bank 6/28/2023	4.674		500,000	496,112
Federal Home Loan Bank 6/30/2023	4.819		589,629	584,887
Federal Home Loan Bank 7/3/2023	4.780		500,000	495,784
Federal Home Loan Bank 7/5/2023	4.756		1,655,300	1,640,903
Federal Home Loan Bank 7/7/2023	4.800		290,000	287,401
Federal Home Loan Bank 7/11/2023	4.800		500,000	495,258
Federal Home Loan Bank 7/12/2023	4.723		1,900,000	1,881,730
Federal Home Loan Bank 7/14/2023	4.721		534,250	528,977
Federal Home Loan Bank 7/17/2023	4.770		600,000	593,840
Federal Home Loan Bank 7/19/2023	4.809		195,000	192,949
Federal Home Loan Bank 7/21/2023	4.835		1,490,850	1,474,774
Federal Home Loan Bank 7/24/2023	4.940		996,200	985,076
Federal Home Loan Bank 7/26/2023	4.891		225,000	222,428
Federal Home Loan Bank 7/28/2023	4.894		2,028,500	2,003,964
Federal Home Loan Bank 7/31/2023	4.836		1,950,000	1,925,911
Federal Home Loan Bank 8/1/2023	4.784		200,000	197,503
Federal Home Loan Bank 8/2/2023	4.880		1,050,000	1,036,750
Federal Home Loan Bank 8/3/2023	4.840		597,800	590,176
Federal Home Loan Bank 8/4/2023	4.748		142,000	140,170
Federal Home Loan Bank 8/7/2023	4.780		700,000	690,700
Federal Home Loan Bank 8/9/2023	4.759		499,600	492,829
Federal Home Loan Bank 8/11/2023	4.849		1,400,000	1,380,652
Federal Home Loan Bank 8/14/2023	4.780		594,500	586,048
Federal Home Loan Bank 8/16/2023	4.843		1,230,000	1,212,184
Federal Home Loan Bank 8/18/2023	4.875		512,700	505,139
Federal Home Loan Bank 8/23/2023	4.888		1,207,500	1,188,892
Federal Home Loan Bank 8/25/2023	4.966		683,000	672,066
Federal Home Loan Bank 10/10/2023	4.920		150,000	146,743
Freddie Mac 7/17/2023	4.810		1,000,000	989,734
Freddie Mac 8/9/2023	4.730		350,000	345,257
Freddie Mac 8/14/2023	4.732		150,000	147,867
				42,629,748

Capital Group Central Cash Fund	9

Short-term securities (continued)	Coupon rate	Principal amount (000)		Value (000)
Interest bearing bills & notes 2.85%
Federal Home Loan Bank (USD-SOFR + 0.04%) 5/3/2023[2]	4.850%	USD	100,000	$100,000
Federal Home Loan Bank (USD-SOFR + 0.04%) 5/4/2023[2]	4.850		300,000	300,000
Federal Home Loan Bank (USD-SOFR + 0.03%) 5/11/2023[2]	4.840		200,000	200,000
Federal Home Loan Bank (USD-SOFR + 0.04%) 5/23/2023[2]	4.850		250,000	250,002
Federal Home Loan Bank (USD-SOFR + 0.045%) 5/23/2023[2]	4.855		150,000	150,001
Federal Home Loan Bank (USD-SOFR + 0.04%) 5/25/2023[2]	4.850		250,000	250,002
Federal Home Loan Bank (USD-SOFR + 0.02%) 5/26/2023[2]	4.830		300,000	299,997
Federal Home Loan Bank (USD-SOFR + 0.08%) 6/2/2023[2]	4.890		100,000	100,005
Federal Home Loan Bank (USD-SOFR + 0.04%) 6/6/2023[2]	4.850		200,000	200,004
Federal Home Loan Bank (USD-SOFR + 0.025%) 6/7/2023[2]	4.835		350,000	350,000
Federal Home Loan Bank 6/12/2023	4.870		100,000	99,966
Federal Home Loan Bank (USD-SOFR + 0.08%) 6/14/2023[2]	4.890		500,000	500,038
Federal Home Loan Bank (USD-SOFR + 0.05%) 7/27/2023[2]	4.860		400,000	400,058
Federal Home Loan Bank (USD-SOFR + 0.05%) 8/1/2023[2]	4.850		100,000	100,016
Federal Home Loan Bank (USD-SOFR + 0.07%) 8/22/2023[2]	4.880		150,000	150,032
Federal Home Loan Bank (USD-SOFR + 0.02%) 10/3/2023[2]	4.820		300,000	300,019
Federal Home Loan Bank (USD-SOFR + 0.02%) 10/3/2023[2]	4.820		200,000	200,013
Federal Home Loan Bank (USD-SOFR + 0.025%) 11/1/2023[2]	4.825		205,000	205,015
Federal Home Loan Bank (USD-SOFR + 0.025%) 11/3/2023[2]	4.825		300,000	300,023
Federal Home Loan Bank (USD-SOFR + 0.07%) 11/30/2023[2]	4.880		200,000	200,059
				4,655,250

Total federal agency bills & notes				47,284,998

	Weighted average yield at acquisition
U.S. Treasury bills 0.24%
U.S. Treasury 2/22/2024	4.426		400,000	385,100

	Interest rate
Certificates of deposit 0.06%
Sumitomo Mitsui Banking Corp. 6/6/2023	4.800		100,000	99,983

Total short-term securities (cost: $160,323,261,000)				160,302,967

Bonds, notes & other debt instruments 0.90%
U.S. Treasury bonds & notes 0.90%
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.037%) 5.168% 7/31/2024[2]			225,000	224,964
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.14%) 5.271% 10/31/2024[2]			250,000	250,211
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.20%) 5.331% 1/31/2025[2]			1,000,000	1,001,732

Total bonds, notes & other debt instruments (cost: $1,475,191,000)				1,476,907
Total investment securities 98.96% (cost: $161,798,452,000)				161,779,874
Other assets less liabilities 1.04%				1,696,751

Net assets 100.00%				$163,476,625

Capital Group Central Cash Fund	10

*Repurchase agreements

Counterparty	Lending rate	Settlement date	Maturity date	Collateralized by	Collateral received, at value (000)	Repurchase agreement, at value (000)	Repurchase agreement proceeds to be received (000)
Bank of Montreal	4.77%	4/28/2023	5/1/2023	U.S. Treasury 0%-5.168% 2023-2024	$204,000	$200,000	$200,080
BofA Securities	4.80	4/28/2023	5/1/2023	U.S. Treasury 1.75%-6.50% 2023-2032	612,000	600,000	600,240
Canadian Imperial Bank of Commerce	4.77	4/28/2023	5/1/2023	U.S. Treasury 0.125%-5.271% 2024-2033	586,500	575,000	575,229
JPMorgan Securities	4.80	4/28/2023	5/1/2023	U.S. Treasury 0.50%-4.50% 2024-2025	1,122,000	1,100,000	1,100,440
Mizuho Securities	4.79	4/28/2023	5/1/2023	U.S. Treasury 0.25%-4.25% 2023-2032	153,000	150,000	150,060
New York Federal Reserve	4.80	4/28/2023	5/1/2023	U.S. Treasury 0.125%-4.625% 2023-2040	60,524,200	60,500,000	60,524,200
RBC Dominion Securities	4.80	4/28/2023	5/1/2023	U.S. Treasury 0.125%-5.25% 2024-2032	102,000	100,000	100,040
Royal Bank of Canada	4.80	4/28/2023	5/1/2023	U.S. Treasury 0.625%-4.125% 2024-2031	510,000	500,000	500,200
Societe Generale Bank	4.77	4/28/2023	5/1/2023	U.S. Treasury 3.625% 2030	306,000	300,000	300,119
Wells Fargo Securities	4.78	4/28/2023	5/1/2023	U.S. Treasury 0.125%-1.25% 2024-2033	408,000	400,000	400,159
					$64,527,700	$64,425,000	$64,450,767

[1]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $38,170,122,000, which represented 23.35% of the net assets of the fund.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

Refer to the notes to financial statements.

Capital Group Central Cash Fund	11

Financial statements

Statement of assets and liabilities at April 30, 2023	unaudited (dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $97,373,452)		$97,354,874
Repurchase agreements (cost: $64,425,000)		64,425,000
Cash		2,229,778
Receivables for:
Sales of investments	$850,000
Sales of fund’s shares	1,393,306
Interest	88,086	2,331,392
		166,341,044
Liabilities:
Payables for:
Purchases of investments	1,251,198
Repurchases of fund’s shares	1,605,277
Dividends on fund’s shares	7,549
Trustees’ deferred compensation	255
Other	140	2,864,419
Net assets at April 30, 2023		$163,476,625

Net assets consist of:
Capital paid in on shares of beneficial interest		$163,486,846
Total accumulated loss		(10,221)
Net assets at April 30, 2023		$163,476,625

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,634,876 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class M	$163,476,625	1,634,876	$99.99

Refer to the notes to financial statements.

Capital Group Central Cash Fund	12

Financial statements (continued)

Statement of operations	unaudited
for the six months ended April 30, 2023	(dollars in thousands)

Investment income:
Income:
Interest		$3,363,219
Fees and expenses:
Reports to shareholders	$5
Registration statement and prospectus	1
Trustees’ compensation	108
Auditing and legal	46
Custodian	162
Other	17	339
Net investment income		3,362,880

Net realized loss and unrealized appreciation:
Net realized loss on investments		(606)
Net unrealized appreciation on investments		18,734
Net realized loss and unrealized appreciation		18,128

Net increase in net assets resulting from operations		$3,381,008

Statements of changes in net assets
(dollars in thousands)

	Six months ended April 30, 2023*	Year ended October 31, 2022
Operations:
Net investment income	$3,362,880	$1,838,826
Net realized (loss) gain	(606)	2
Net unrealized appreciation (depreciation)	18,734	(35,952)
Net increase in net assets resulting from operations	3,381,008	1,802,876

Distributions paid or accrued to shareholders	(3,360,028)	(1,832,474)

Net capital share transactions	(21,321,738)	72,339,582

Total (decrease) increase in net assets	(21,300,758)	72,309,984

Net assets:
Beginning of period	184,777,383	112,467,399
End of period	$163,476,625	$184,777,383

*	Unaudited.

Refer to the notes to financial statements.

Capital Group Central Cash Fund	13

Notes to financial statements	unaudited

1. Organization

Capital Group Central Fund Series (the “trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company and has initially issued one series of shares, Capital Group Central Cash Fund (the “fund”). The fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

The fund manages cash balances for Capital Group and other funds, investment vehicles and accounts advised by Capital Group affiliates, and is not available to the public. The fund is an institutional prime money market fund with a floating net asset value.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The fund’s net asset value will vary as a result of changes in the value of the securities in which the fund invests.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Repurchase agreements and daily variable rate notes are generally valued at par. When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Capital Group Central Cash Fund	14

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of April 30, 2023, all of the fund’s investment securities were classified as Level 2.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Investing outside the U.S. — The fund invests in commercial paper and other short-term bank obligations that are issued by entities domiciled outside the U.S., or with significant operations or revenues outside the U.S. Such securities may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate or generate revenue. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio.

Capital Group Central Cash Fund	15

Investing in cash equivalents — Cash equivalents, such as commercial paper, asset-backed commercial paper, short term-bank obligations and corporate bonds and notes that mature or may be redeemed or mature within thirteen months or less, like other fixed income instruments are subject to interest rate risk. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper is often unsecured, but may be supported by letters of credit or other forms of collateral. Maturing commercial paper are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. As with all fixed income securities, there is a chance that the issuer will default on its short-term obligations and these securities may become illiquid or suffer from reduced liquidity in these or other situations.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Financial services risk — A significant portion of the fund’s portfolio may be comprised of securities issued by companies in the financial services industry. As a result, the fund may be more susceptible to any economic, business, political or other developments which generally affect this industry sector. The profitability of many types of financial companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the fund’s investments may lose value during such periods.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results.

5. Certain investment techniques

Repurchase agreements — The fund has entered into repurchase agreements, under which the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest that are held at a custodian bank and are fully collateralized by cash or U.S. government securities.

Capital Group Central Cash Fund	16

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; deferred expenses and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2022, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$12,885
Capital loss carryforward*	(325)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of April 30, 2023, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$4,425
Gross unrealized depreciation on investments	(23,003)
Net unrealized depreciation on investments	(18,578)
Cost of investments	161,798,452

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended April 30, 2023	Year ended October 31, 2022
Class M	$3,360,028	$1,832,474

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to the fund. These services include recordkeeping and transaction processing.

Capital Group Central Cash Fund	17

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the fund. Trustees’ compensation of $108,000 in the fund’s statement of operations reflects $103,000 in current fees (either paid in cash or deferred) and a net increase of $5,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2023, the fund did not engage in any such purchase or sale transactions with any related funds.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2023.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales		Reinvestments of distributions		Repurchases		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2023

Class M	$195,691,795	1,956,996	$3,319,554	33,198	$(220,333,087)	(2,203,403)	$(21,321,738)	(213,209)

Year ended October 31, 2022

Class M	$405,586,978	4,056,210	$1,804,186	18,045	$(335,051,582)	(3,350,797)	$72,339,582	723,458

Capital Group Central Cash Fund	18

Financial highlights

		Income from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return		Net assets, end of year (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class M:
4/30/2023[2,3]	$99.98	$2.18	$.02	$2.20	$(2.19)	$99.99	2.23%[4]		$163,477	—%[5,6]		4.39%[6]
10/31/2022	100.00	1.21	(.21)	1.00	(1.02)	99.98	1.01		184,777	—	[5]	1.21
10/31/2021	100.01	.08	(.01)	.07	(.08)	100.00	.06		112,467	—	[5]	.08
10/31/2020	100.01	.77	.06	.83	(.83)	100.01	.83		120,503	—	[5]	.77
10/31/2019[2,7]	100.00	1.60	.01	1.61	(1.60)	100.01	1.62	[4]	119,761	—	[5,6]	2.31	[6]

[1]	Based on average shares outstanding.
[2]	Based on operations for a period that is less than a full year.
[3]	Unaudited.
[4]	Not annualized.
[5]	Amount less than .01%.
[6]	Annualized.
[7]	Class M shares began investment operations on February 22, 2019.

Refer to the notes to financial statements.

Capital Group Central Cash Fund	19

Expense example	unaudited

This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2022, through April 30, 2023).

Actual expenses:

The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 11/1/2022	Ending account value 4/30/2023	Expenses paid during period[1]		Annualized expense ratio
Class M – actual return	$1,000.00	$1,022.30	$0.00	[2]	—%[3]
Class M – assumed 5% return	1,000.00	1,024.79	0.00	[2]	—	[3]

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	Amount less than $.01.
[3]	Amount less than .01%.

Capital Group Central Cash Fund	20

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2024. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2022, while recognizing the fund’s short operational history. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee noted that the fund is primarily used as a centralized cash management vehicle for other funds advised by CRMC and its affiliates, and as such the fund does not pay an advisory fee. They considered the limited other expenses borne by the fund and concluded that those expenses were fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for amounts paid by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the American Funds and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of other amounts paid by the fund.

Capital Group Central Cash Fund	21

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the fund, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Capital Group Central Cash Fund	22

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Distributor

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Capital Group Central Cash Fund	23

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund’s registration statement, which can be obtained from the fund’s website and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on capitalgroup.com or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Capital Group Central Cash Fund files a complete list of its portfolio holdings with the SEC monthly on Form N-MFP. The list of portfolio holdings is available free of charge on the SEC website and on our website.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP CENTRAL FUND SERIES

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: June 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: June 30, 2023

By ___/s/ Becky L. Park __________
Becky L. Park, Treasurer and Principal Financial Officer

Date: June 30, 2023